Derivative financial instruments - Carrying value of derivative instruments held for trading and hedging (Details) - AUD ($) $ in Millions		Sep. 30, 2019	Sep. 30, 2018
Financial instruments
Fair Value, Trading, Assets		$ 27,070	$ 21,351
Fair Value, Trading, Liabilities		(27,945)	(22,869)
Fair Value, Hedging, Assets		2,789	2,750
Fair Value, Hedging, Liabilities		(1,151)	(1,538)
Fair Value, Total, Assets	[1]	29,859	24,101
Fair Value, Total, Liabilities	[1]	(29,096)	(24,407)
Gross Derivatives
Financial instruments
Fair Value, Trading, Assets		55,038	29,573
Fair Value, Trading, Liabilities		(56,648)	(31,781)
Fair Value, Hedging, Assets		6,426	3,255
Fair Value, Hedging, Liabilities		(7,640)	(5,515)
Fair Value, Total, Assets		61,464	32,828
Fair Value, Total, Liabilities		(64,288)	(37,296)
Interest rate contracts
Financial instruments
Fair Value, Trading, Assets		38,712	15,802
Fair Value, Trading, Liabilities		(37,390)	(15,759)
Fair Value, Hedging, Assets		4,073	890
Fair Value, Hedging, Liabilities		(7,568)	(5,301)
Fair Value, Total, Assets		42,785	16,692
Fair Value, Total, Liabilities		(44,958)	(21,060)
Interest rate contracts - Forward agreements
Financial instruments
Fair Value, Trading, Assets		35	11
Fair Value, Trading, Liabilities		(36)	(12)
Fair Value, Total, Assets		35	11
Fair Value, Total, Liabilities		(36)	(12)
Interest rate contracts - Swap agreements
Financial instruments
Fair Value, Trading, Assets		38,383	15,626
Fair Value, Trading, Liabilities		(37,051)	(15,580)
Fair Value, Hedging, Assets		4,073	890
Fair Value, Hedging, Liabilities		(7,568)	(5,301)
Fair Value, Total, Assets		42,456	16,516
Fair Value, Total, Liabilities		(44,619)	(20,881)
Interest rate contracts - Options
Financial instruments
Fair Value, Trading, Assets		294	165
Fair Value, Trading, Liabilities		(303)	(167)
Fair Value, Total, Assets		294	165
Fair Value, Total, Liabilities		(303)	(167)
Foreign exchange contracts
Financial instruments
Fair Value, Trading, Assets		15,991	13,422
Fair Value, Trading, Liabilities		(18,982)	(15,621)
Fair Value, Hedging, Assets		2,353	2,365
Fair Value, Hedging, Liabilities		(72)	(214)
Fair Value, Total, Assets		18,344	15,787
Fair Value, Total, Liabilities		(19,054)	(15,835)
Foreign exchange contracts - Spot and forward contracts
Financial instruments
Fair Value, Trading, Assets		6,857	6,741
Fair Value, Trading, Liabilities		(6,393)	(6,418)
Fair Value, Hedging, Assets		181
Fair Value, Hedging, Liabilities		(3)	(32)
Fair Value, Total, Assets		7,038	6,741
Fair Value, Total, Liabilities		(6,396)	(6,450)
Foreign exchange contracts - Cross currency swap agreements
Financial instruments
Fair Value, Trading, Assets		8,934	6,561
Fair Value, Trading, Liabilities		(12,478)	(9,019)
Fair Value, Hedging, Assets		2,172	2,365
Fair Value, Hedging, Liabilities		(69)	(182)
Fair Value, Total, Assets		11,106	8,926
Fair Value, Total, Liabilities		(12,547)	(9,201)
Foreign exchange contracts - Options
Financial instruments
Fair Value, Trading, Assets		200	120
Fair Value, Trading, Liabilities		(111)	(184)
Fair Value, Total, Assets		200	120
Fair Value, Total, Liabilities		(111)	(184)
Credit default swaps
Financial instruments
Fair Value, Trading, Assets		83	102
Fair Value, Trading, Liabilities		(88)	(101)
Fair Value, Total, Assets		83	102
Fair Value, Total, Liabilities		(88)	(101)
Credit protection bought
Financial instruments
Fair Value, Trading, Assets			3
Fair Value, Trading, Liabilities		(88)	(101)
Fair Value, Total, Assets			3
Fair Value, Total, Liabilities		(88)	(101)
Credit protection sold
Financial instruments
Fair Value, Trading, Assets		83	99
Fair Value, Total, Assets		83	99
Commodity contracts
Financial instruments
Fair Value, Trading, Assets		251	246
Fair Value, Trading, Liabilities		(187)	(300)
Fair Value, Total, Assets		251	246
Fair Value, Total, Liabilities		(187)	(300)
Equities
Financial instruments
Fair Value, Trading, Assets		1	1
Fair Value, Trading, Liabilities		(1)
Fair Value, Total, Assets		1	1
Fair Value, Total, Liabilities		(1)
Impact of netting arrangements
Financial instruments
Fair Value, Trading, Assets		(27,968)	(8,222)
Fair Value, Trading, Liabilities		28,703	8,912
Fair Value, Hedging, Assets		(3,637)	(505)
Fair Value, Hedging, Liabilities		6,489	3,977
Fair Value, Total, Assets		(31,605)	(8,727)
Fair Value, Total, Liabilities		35,192	12,889
Parent Entity
Financial instruments
Fair Value, Trading, Assets		27,306	21,381
Fair Value, Trading, Liabilities		(28,329)	(23,039)
Fair Value, Hedging, Assets		1,977	2,181
Fair Value, Hedging, Liabilities		(538)	(1,190)
Fair Value, Total, Assets	[1]	29,283	23,562
Fair Value, Total, Liabilities	[1]	(28,867)	(24,229)
Parent Entity | Gross Derivatives
Financial instruments
Fair Value, Trading, Assets		55,274	29,603
Fair Value, Trading, Liabilities		(57,032)	(31,951)
Fair Value, Hedging, Assets		5,614	2,686
Fair Value, Hedging, Liabilities		(7,027)	(5,167)
Fair Value, Total, Assets		60,888	32,289
Fair Value, Total, Liabilities		(64,059)	(37,118)
Parent Entity | Interest rate contracts
Financial instruments
Fair Value, Trading, Assets		38,818	15,835
Fair Value, Trading, Liabilities		(37,777)	(15,930)
Fair Value, Hedging, Assets		3,955	841
Fair Value, Hedging, Liabilities		(7,018)	(5,012)
Fair Value, Total, Assets		42,773	16,676
Fair Value, Total, Liabilities		(44,795)	(20,942)
Parent Entity | Interest rate contracts - Forward agreements
Financial instruments
Fair Value, Trading, Assets		35	11
Fair Value, Trading, Liabilities		(36)	(12)
Fair Value, Total, Assets		35	11
Fair Value, Total, Liabilities		(36)	(12)
Parent Entity | Interest rate contracts - Swap agreements
Financial instruments
Fair Value, Trading, Assets		38,489	15,659
Fair Value, Trading, Liabilities		(37,438)	(15,751)
Fair Value, Hedging, Assets		3,955	841
Fair Value, Hedging, Liabilities		(7,018)	(5,012)
Fair Value, Total, Assets		42,444	16,500
Fair Value, Total, Liabilities		(44,456)	(20,763)
Parent Entity | Interest rate contracts - Options
Financial instruments
Fair Value, Trading, Assets		294	165
Fair Value, Trading, Liabilities		(303)	(167)
Fair Value, Total, Assets		294	165
Fair Value, Total, Liabilities		(303)	(167)
Parent Entity | Foreign exchange contracts
Financial instruments
Fair Value, Trading, Assets		16,121	13,419
Fair Value, Trading, Liabilities		(18,979)	(15,620)
Fair Value, Hedging, Assets		1,659	1,845
Fair Value, Hedging, Liabilities		(9)	(155)
Fair Value, Total, Assets		17,780	15,264
Fair Value, Total, Liabilities		(18,988)	(15,775)
Parent Entity | Foreign exchange contracts - Spot and forward contracts
Financial instruments
Fair Value, Trading, Assets		6,987	6,737
Fair Value, Trading, Liabilities		(6,389)	(6,417)
Fair Value, Hedging, Assets		46
Fair Value, Hedging, Liabilities		(3)	(31)
Fair Value, Total, Assets		7,033	6,737
Fair Value, Total, Liabilities		(6,392)	(6,448)
Parent Entity | Foreign exchange contracts - Cross currency swap agreements
Financial instruments
Fair Value, Trading, Assets		8,934	6,562
Fair Value, Trading, Liabilities		(12,479)	(9,019)
Fair Value, Hedging, Assets		1,613	1,845
Fair Value, Hedging, Liabilities		(6)	(124)
Fair Value, Total, Assets		10,547	8,407
Fair Value, Total, Liabilities		(12,485)	(9,143)
Parent Entity | Foreign exchange contracts - Options
Financial instruments
Fair Value, Trading, Assets		200	120
Fair Value, Trading, Liabilities		(111)	(184)
Fair Value, Total, Assets		200	120
Fair Value, Total, Liabilities		(111)	(184)
Parent Entity | Credit default swaps
Financial instruments
Fair Value, Trading, Assets		83	102
Fair Value, Trading, Liabilities		(88)	(101)
Fair Value, Total, Assets		83	102
Fair Value, Total, Liabilities		(88)	(101)
Parent Entity | Credit protection bought
Financial instruments
Fair Value, Trading, Assets			3
Fair Value, Trading, Liabilities		(88)	(101)
Fair Value, Total, Assets			3
Fair Value, Total, Liabilities		(88)	(101)
Parent Entity | Credit protection sold
Financial instruments
Fair Value, Trading, Assets		83	99
Fair Value, Total, Assets		83	99
Parent Entity | Commodity contracts
Financial instruments
Fair Value, Trading, Assets		251	246
Fair Value, Trading, Liabilities		(187)	(300)
Fair Value, Total, Assets		251	246
Fair Value, Total, Liabilities		(187)	(300)
Parent Entity | Equities
Financial instruments
Fair Value, Trading, Assets		1	1
Fair Value, Trading, Liabilities		(1)
Fair Value, Total, Assets		1	1
Fair Value, Total, Liabilities		(1)
Parent Entity | Impact of netting arrangements
Financial instruments
Fair Value, Trading, Assets		(27,968)	(8,222)
Fair Value, Trading, Liabilities		28,703	8,912
Fair Value, Hedging, Assets		(3,637)	(505)
Fair Value, Hedging, Liabilities		6,489	3,977
Fair Value, Total, Assets		(31,605)	(8,727)
Fair Value, Total, Liabilities		$ 35,192	$ 12,889

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.